Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 16,205	$ 14,302
Deferred tax liabilities	(21,573)	(19,515)
Net asset (liability)	(5,367)	(5,213)	$ (4,231)	$ (5,399)
Tax losses carried forward [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	5,761	4,459
Deferred tax liabilities	0	0
Net asset (liability)	5,761	4,459
Property, plant and equipment and intangible assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	351	259
Deferred tax liabilities	(20,987)	(19,027)
Net asset (liability)	(20,636)	(18,768)
Asset removal obligation [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	8,118	8,049
Deferred tax liabilities	0	0
Net asset (liability)	8,118	8,049
Pensions [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	785	738
Deferred tax liabilities	(14)	(11)
Net asset (liability)	771	728
Derivatives [member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	95	34
Deferred tax liabilities	(96)	(27)
Net asset (liability)	(1)	7
Other [Member]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,095	763
Deferred tax liabilities	(476)	(451)
Net asset (liability)	$ 620	$ 312